Impairment Testing of Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Goodwill Related To Cash Generating Units	The carrying amount of the goodwill at 31 December is as follows:

(In Euros)	Nordics	Electromaps/ Software	Total
2020

Goodwill	2,697,292	3,578,748	6,276,040

2021

Goodwill	2,689,461	3,456,841	6,146,302